COMMITMENTS AND CONTINGENT LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Nov. 29, 2009 Periscope [Member] USD ($)
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Monthly lease amount	$ 63,000
Future minimum lease commitments
2014	552,000
2015	567,000
Total	1,119,000
Bank guarantee	147,000	510,000	16,000	62,662
Registration Payment Arrangement [Line Items]
Investment amount					2,000,000
Incremental investment					1,000,000
Additional fee					$ 25,000
Percentage of investment amount					6.00%
Percentage of share capital					3.00%
Additional percentage of share capital					1.00%